Statement of Cash Flows - Summary of Acquisitions/Divestments of Subsidiaries and Other Operations (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	kr (1,753)	kr (1,618)	kr (289)
Divestments	248	333	565
Cash flow from business combination [member]
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	(1,815)	(1,220)	(62)
Divestments	360	226	459
Acquisition or divestments of other investment [member]
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	62	(398)	(227)
Divestments	kr (112)	kr 107	kr 106